Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 242,696	$ 371,437	$ 282,894	$ 341,855
Accounts receivable, net of allowances of $2,223 and $1,826	48,590	50,296
Content library	180,121	199,868
Prepaid expenses and other current assets	39,837	84,709
Total current assets	511,244	706,310
Property and equipment, net	428,468	520,865
Deferred income taxes	11,378	6,443
Goodwill and other intangible assets, net	623,998	638,690
Other long-term assets	8,231	19,075
Total assets	1,583,319	1,891,383
Current Liabilities:
Accounts payable	168,633	236,018
Accrued payable to retailers	126,290	134,140
Other accrued liabilities	137,126	134,127
Current portion of long-term debt and other long-term liabilities	20,416	103,889
Deferred income taxes	21,432	23,143
Total current liabilities	473,897	631,317
Long-term debt and other long-term liabilities	973,669	681,403
Deferred income taxes	38,375	58,528
Total liabilities	1,485,941	1,371,248
Commitments and contingencies
Debt conversion feature	0	1,446
Stockholders’ Equity:
Preferred stock, $0.001 par value - 5,000,000 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.001 par value - 60,000,000 authorized; 36,600,166 and 36,356,357 shares issued; 18,926,242 and 26,150,900 shares outstanding;	473,592	482,481
Treasury stock	(996,293)	(476,796)
Retained earnings	620,389	513,771
Accumulated other comprehensive loss	(310)	(767)
Total stockholders’ equity	97,378	518,689	549,088	513,902
Total liabilities and stockholders’ equity	$ 1,583,319	$ 1,891,383